FINANCE LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Changes in right-of-use asset and lease liabilities
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2020	113,480
Additions	—
Impairment	—
Depreciation	(7,411)
Balance at June 30, 2021	106,069
Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2021	151,205
Additions	—
Repayments	(16,192)
Interest expense on obligations under finance lease	4,524
Balance as of June 30, 2021	139,537
Current portion	24,197
Non-current portion	115,340

Schedule of outstanding obligations under finance leases	The outstanding obligations under finance leases at June 30, 2021 are payable as follows:

(in thousands of $)
2021 (remaining six months)	14,832
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,553
Minimum lease payments	169,034
Less: imputed interest	(29,497)
Present value of obligations under finance leases	139,537